[logo] PIONEER Investments(R)




March 4, 2009



VIA ELECTRONIC TRANSMISSION
---------------------------

U.S. Securities and Exchange Commission
File Desk
100 F. Street, NE
Washington, DC  20549

Re:     Pioneer Mid Cap Value Fund (the "Fund")
        (File Nos. 33-34801 and 811-06106)
        CIK No. 0000863334

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses relating to the offering of the Fund's Class A, Class B, and Class C shares; Class R shares; and Class Y shares; and the multi-class statement of additional information, all of which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 29 to the Fund's registration statement on Form N-1A, filed electronically with the Commission on February 26, 2009 (Accession No. 0000863334-09-000004).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Legal Product Manager

cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


      "Member of the UniCredit Banking Group, Register of Banking Groups"